Other non-current assets and other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of Detailed Information About Other Non-Current Assets
14.1 Other
Non-Current
Assets:

	2019		2018
Non-current prepaid advertising expenses	Ps.	341	Ps.	388
Guarantee deposits (1)		1,553		1,647
Prepaid bonuses		225		247
Advances to acquire property, plant and equipment		203		233
Shared based payment		234		160
Indemnifiable contingencies from business combinations (2)		2,948		3,336
Recoverable tax		515		395
Other		18		66

	Ps.	6,037	Ps.	6,472

(1)	As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 26.
(2)	Corresponds to indemnification assets that are warranted by former Vonpar owners as per the share purchase agreement.

Disclosure of Other Financial Assets	14.2 Other Non-Current Financial Assets:

	2019		2018
Other non-current financial assets	Ps.	195	Ps.	226
Derivative financial instruments (See Note 21)		9		1,897

	Ps.	204	Ps.	2,123